UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith	Alan Goldberg
One State Farm Plaza	Stradley Ronon Stevens & Young, LLP
Bloomington, Illinois 61710-0001	191 North Wacker Dr., Suite 1601
Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2016

Date of reporting period: 02/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.41%)
Agriculture, Foods, & Beverage (12.00%)
Archer-Daniels-Midland Co.	3,477,500	$121,573,400
Coca-Cola Co., The	2,054,600	88,614,898
Kellogg Co.	930,000	68,838,600
McCormick & Company Inc.	428,600	39,971,236
Nestle SA ADR	1,175,800	82,141,388
PepsiCo Inc.	641,400	62,741,748

		463,881,270

Banks (5.13%)
M&T Bank Corp.	213,400	21,884,170
Northern Trust Corp.	422,700	25,099,926
U.S. Bancorp	710,821	27,380,825
Wells Fargo & Co.	2,643,100	124,014,252

		198,379,173

Building Materials & Construction (2.65%)
Vulcan Materials Co.	1,039,200	102,392,376

Chemicals (5.02%)
Air Products & Chemicals Inc.	830,000	109,950,100
Croda International PLC	25,800	1,066,892
E.I. du Pont de Nemours & Co.	229,200	13,951,404
International Flavors & Fragrances Inc.	525,000	54,227,250
Novozymes A/S B Shares	344,484	14,813,553

		194,009,199

Computer Software & Services (2.99%)
Alphabet Inc. Class A (a)	112,635	80,784,075
Alphabet Inc. Class C (a)	5,916	4,128,007
Automatic Data Processing Inc.	109,900	9,307,431
CDK Global Inc.	36,633	1,644,455
Facebook Inc. Class A (a)	82,675	8,839,611
SAP SE	144,800	11,011,426

		115,715,005

Computers (5.19%)
Apple Inc.	1,287,217	124,461,012
International Business Machines Corp.	580,000	75,997,400

		200,458,412

Consumer & Marketing (6.94%)
AptarGroup Inc.	677,405	49,931,523
Colgate-Palmolive Co.	872,600	57,277,464
Procter & Gamble Co., The	1,765,155	141,724,295
Unilever NV New York Shares	451,152	19,223,587

		268,156,869

Electronic/Electrical Manufacturing (5.09%)
Emerson Electric Co.	729,400	35,616,602
General Electric Co.	3,744,419	109,112,370
Keysight Technolgies Inc. (a)	274,035	7,149,573
Linear Technology Corp.	1,023,400	44,640,708

		196,519,253

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.85%)
Berkshire Hathaway Inc. Class A (a)	162	$32,813,910
Berkshire Hathaway Inc. Class B (a)	143	19,186

		32,833,096

Health Care (15.87%)
Abbott Laboratories	847,500	32,832,150
AbbVie Inc.	847,500	46,281,975
Agilent Technologies Inc.	548,071	20,470,452
Amgen Inc.	159,250	22,658,090
Celgene Corp. (a)	61,800	6,231,294
Eli Lilly and Co.	997,000	71,784,000
Johnson & Johnson	2,481,600	261,089,136
Merck & Co. Inc.	296,750	14,899,818
Novo Nordisk A/S Sponsored ADR	357,416	18,371,182
Pfizer Inc.	2,239,031	66,432,050
Roche Holding AG Sponsored ADR	732,281	23,469,606
Zoetis Inc.	705,696	28,975,878

		613,495,631

Machinery & Manufacturing (8.68%)
3M Co.	564,000	88,474,680
ASML Holding NV NY Reg. Shares	364,933	33,216,202
Caterpillar Inc.	1,162,621	78,709,442
Deere & Co.	42,900	3,439,722
Donaldson Company Inc.	765,513	21,618,087
HNI Corp.	1,439,200	48,659,352
Illinois Tool Works Inc.	652,500	61,498,125

		335,615,610

Media & Broadcasting (6.74%)
Walt Disney Co., The	2,728,640	260,639,693

Mining & Metals (1.75%)
BHP Billiton PLC	941,859	9,540,459
Nucor Corp.	531,200	20,897,408
Rio Tinto PLC	476,280	12,617,732
Rio Tinto PLC ADR	907,200	23,677,920
South32 Ltd. (a)	941,859	848,550

		67,582,069

Oil & Gas (11.03%)
Chevron Corp.	1,060,000	88,446,400
Devon Energy Corp.	212,204	4,176,175
Dril-Quip Inc. (a)	16,100	873,425
Exxon Mobil Corp.	2,615,200	209,608,280
Imperial Oil Ltd.	25,300	806,058
Noble Energy Inc.	89,300	2,634,350
Royal Dutch Shell PLC ADR Class A	456,900	20,779,812
Royal Dutch Shell PLC Class B	2,037,816	46,642,611
Schlumberger Ltd.	564,642	40,496,124
Spectra Energy Corp.	399,950	11,678,540

		426,141,775

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.30%)
Wal-Mart Stores Inc.	1,339,100	$88,835,894

Telecom & Telecom Equipment (3.48%)
AT&T Inc.	2,140,534	79,092,731
Corning Inc.	1,284,600	23,508,180
Verizon Communications Inc.	624,900	31,701,177

		134,302,088

Transportation (1.11%)
GATX Corp.	190,700	8,202,007
Union Pacific Corp.	442,075	34,862,034

		43,064,041

Utilities & Energy (0.59%)
Duke Energy Corp.	306,966	22,801,434

Total Common Stocks
(cost $1,575,898,584)		3,764,822,888

Short-term Investments (2.01%)
JPMorgan U.S. Government Money Market Fund	77,745,108	77,745,108

Total Short-term Investments
(cost $77,745,108)		77,745,108

TOTAL INVESTMENTS (99.42%)
(cost $1,653,643,692)		3,842,567,996
OTHER ASSETS, NET OF LIABILITIES (0.58%)		22,454,962

NET ASSETS (100.00%)		$3,865,022,958

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks (58.56%)
Agriculture, Foods, & Beverage (6.66%)
Archer-Daniels-Midland Co.	940,561	$32,882,014
Campbell Soup Co.	26,000	1,605,500
Coca-Cola Co., The	410,000	17,683,300
Kellogg Co.	310,000	22,946,200
Nestle SA ADR	319,174	22,297,496
PepsiCo Inc.	110,100	10,769,982

		108,184,492

Banks (3.43%)
M&T Bank Corp.	58,300	5,978,665
Northern Trust Corp.	104,700	6,217,086
U.S. Bancorp	218,145	8,402,945
Wells Fargo & Co.	747,600	35,077,392

		55,676,088

Building Materials & Construction (0.97%)
Vulcan Materials Co.	160,200	15,784,506

Chemicals (3.67%)
Air Products & Chemicals Inc.	230,000	30,468,100
Dow Chemical Co., The	69,000	3,354,090
E.I. du Pont de Nemours & Co.	132,105	8,041,231
International Flavors & Fragrances Inc.	120,000	12,394,800
Novozymes A/S B Shares	124,350	5,347,317

		59,605,538

Computer Software & Services (2.64%)
Alphabet Inc. Class A (a)	36,687	26,312,650
Alphabet Inc. Class C (a)	3,559	2,483,363
Automatic Data Processing Inc.	47,400	4,014,306
CDK Global Inc.	15,800	709,262
Facebook Inc. Class A (a)	49,575	5,300,559
SAP SE	52,800	4,015,216

		42,835,356

Computers (3.12%)
Apple Inc.	318,176	30,764,437
International Business Machines Corp.	152,100	19,929,663

		50,694,100

Consumer & Marketing (4.01%)
AptarGroup Inc.	134,100	9,884,511
Colgate-Palmolive Co.	80,000	5,251,200
Procter & Gamble Co., The	477,700	38,354,533
Unilever NV New York Shares	276,106	11,764,877

		65,255,121

Electronic/Electrical Manufacturing (2.19%)
Emerson Electric Co.	98,600	4,814,638
General Electric Co.	796,300	23,204,182
Keysight Technolgies Inc. (a)	71,893	1,875,688
Linear Technology Corp.	130,100	5,674,962

		35,569,470

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.43%)
Berkshire Hathaway Inc. Class A (a)	34	$6,886,870
Berkshire Hathaway Inc. Class B (a)	533	71,513

		6,958,383

Health Care (8.42%)
Abbott Laboratories	146,675	5,682,190
AbbVie Inc.	92,000	5,024,120
Agilent Technologies Inc.	143,787	5,370,444
Amgen Inc.	70,750	10,066,310
Eli Lilly and Co.	212,000	15,264,000
Johnson & Johnson	417,700	43,946,217
Medtronic PLC	21,600	1,671,624
Merck & Co. Inc.	103,200	5,181,672
Novo Nordisk A/S Sponsored ADR	153,404	7,884,966
Pfizer Inc.	728,140	21,603,914
Roche Holding AG Sponsored ADR	179,815	5,763,071
Zoetis Inc.	229,495	9,423,065

		136,881,593

Machinery & Manufacturing (4.69%)
3M Co.	124,600	19,546,002
ASML Holding NV NY Reg. Shares	82,440	7,503,689
Caterpillar Inc.	262,400	17,764,480
Deere & Co.	72,202	5,789,156
Donaldson Company Inc.	279,017	7,879,440
HNI Corp.	160,000	5,409,600
Illinois Tool Works Inc.	130,600	12,309,050

		76,201,417

Media & Broadcasting (6.27%)
Lee Enterprises Inc. Class A (a)	84,000	111,720
Walt Disney Co., The	1,065,995	101,823,842

		101,935,562

Mining & Metals (1.94%)
BHP Billiton PLC	169,900	1,720,984
Newmont Mining Corp.	29,200	754,236
Nucor Corp.	436,800	17,183,712
Rio Tinto PLC	153,825	4,075,171
Rio Tinto PLC ADR	293,000	7,647,300
South32 Ltd. (a)	169,900	153,068

		31,534,471

Oil & Gas (6.04%)
Chevron Corp.	288,000	24,030,720
Devon Energy Corp.	76,170	1,499,026
Exxon Mobil Corp.	512,400	41,068,860
Noble Energy Inc.	39,800	1,174,100
Royal Dutch Shell PLC ADR Class A	216,400	9,841,872
Royal Dutch Shell PLC Class B	163,580	3,744,100
Schlumberger Ltd.	201,727	14,467,860
Spectra Energy Corp.	79,650	2,325,780

		98,152,318

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.13%)
Wal-Mart Stores Inc.	276,700	$18,356,278

Telecom & Telecom Equipment (1.98%)
AT&T Inc.	533,359	19,707,615
Corning Inc.	372,300	6,813,090
Verizon Communications Inc.	112,490	5,706,618

		32,227,323

Transportation (0.64%)
GATX Corp.	68,200	2,933,282
Union Pacific Corp.	95,035	7,494,460

		10,427,742

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	5,372,895

Total Common Stocks
(cost $415,972,872)		951,652,653

	Principal amount	Value
Corporate Bonds (23.30%)
Aerospace/Defense (0.63%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,008,322
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	998,535
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,050,330
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,021,894
2.850%, 10/30/2024	1,000,000	1,010,662
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,042,440
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	997,645
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,023,566
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,016,239
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,047,383

		10,217,016

Agriculture, Foods, & Beverage (1.64%)
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,003,785
Hershey Co.
5.450%, 09/01/2016	500,000	511,584
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,067,813
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,056,781
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,082,117

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Coca-Cola Co., The
2.450%, 11/01/2020	$1,000,000	$1,032,864
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,127,832
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,032,883
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,015,952
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,017,956
Sysco Corp.
2.600%, 06/12/2022	1,000,000	975,747
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	977,350
Kellogg Co.
2.750%, 03/01/2023	1,000,000	988,057
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,025,889
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,042,700
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,321,553
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,042,999
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,057,204
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,080,602
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,032,098
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,063,451
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,043,509
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,025,361
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,013,718

		26,639,805

Automotive (0.54%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	505,137
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,010,542
2.100%, 01/17/2019	500,000	507,098
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	492,643
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,020,266
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,098,670
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,023,108

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
3.300%, 01/12/2022	$1,000,000	$1,046,676
2.625%, 01/10/2023	1,000,000	1,002,077

		8,706,217

Banks (0.89%)
Wachovia Bank NA
5.600%, 03/15/2016	750,000	751,202
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,013,579
5.300%, 03/15/2017	500,000	516,930
Wachovia Corp.
5.750%, 06/15/2017	750,000	789,953
Wachovia Bank NA
6.000%, 11/15/2017	500,000	536,622
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	534,460
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,011,414
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,009,691
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	504,108
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,013,825
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,021,287
PNC Bank NA
2.450%, 11/05/2020	500,000	504,048
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,027,050
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,035,638
3.700%, 01/30/2024	500,000	537,970
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,049,214
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,025,481
3.550%, 08/18/2025	500,000	527,438

		14,409,910

Chemicals (0.47%)
Monsanto Co.
1.850%, 11/15/2018	500,000	498,171
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,993,516
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,234,398
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	987,374
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,006,907
Monsanto Co.
2.850%, 04/15/2025	1,000,000	940,543

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
3.200%, 01/30/2026	$1,000,000	$1,045,117

		7,706,026

Commercial Service/Supply (0.16%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	524,360
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,085,766

		2,610,126

Computer Software & Services (0.99%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,027,569
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	510,163
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,229,190
2.125%, 11/15/2022	2,000,000	1,992,462
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,031,918
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	1,006,075
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,949,696
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,058,045
Google Inc.
3.375%, 02/25/2024	1,000,000	1,083,408
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,079,924
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,062,901

		16,031,351

Computers (0.37%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,068,905
1.875%, 05/15/2019	3,000,000	3,019,881
1.625%, 05/15/2020	2,000,000	1,986,324

		6,075,110

Consumer & Marketing (1.28%)
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,607,054
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,023,186
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	505,198
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,325,854

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$1,016,363
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,035,070
1.950%, 02/01/2023	1,000,000	981,948
2.100%, 05/01/2023	2,000,000	2,016,368
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,508,037
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	1,003,134
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,121,308
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,051,139
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,038,786
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	507,856
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,009,914

		20,751,215

Electronic/Electrical Manufacturing (0.51%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,061,922
5.250%, 10/15/2018	500,000	547,824
2.625%, 12/01/2021	1,000,000	1,019,235
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	515,862
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,034,089
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,002,713
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,071,003
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,032,925
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,021,928

		8,307,501

Financial Services (0.68%)
GE Capital International Funding Co. (b)
0.964%, 04/15/2016	1,059,000	1,059,190
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	506,293
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	533,108
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,591,152
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	545,346

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co.
4.500%, 01/24/2022	$1,000,000	$1,084,535
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	301,467
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,029,593
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,013,124
3.625%, 05/13/2024	500,000	513,222
3.125%, 01/23/2025	1,000,000	996,263
GE Capital International Funding Co. (b)
3.373%, 11/15/2025	747,000	781,421
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,038,548

		10,993,262

Health Care (2.68%)
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,004,908
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,053,460
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,067,569
AstraZeneca PLC
5.900%, 09/15/2017	750,000	800,198
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,092,283
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,186,428
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,018,683
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,020,648
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,012,780
AstraZeneca PLC
1.950%, 09/18/2019	500,000	499,120
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,021,610
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	995,752
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,048,172
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	992,570
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,479,764
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,004,291
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,026,564
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,025,709

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
2.750%, 04/01/2023	$500,000	$500,734
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,075,294
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,070,572
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,650,142
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,052,746
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,601,486
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,049,192
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,002,319
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,029,407
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,037,524
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	990,763
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	980,029
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,021,123
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,061,642
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,017,464
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,030,969
Johnson & Johnson
2.450%, 03/01/2026	500,000	500,702
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	496,636

		43,519,253

Machinery & Manufacturing (1.97%)
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,557,528
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,048,980
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,059,457
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,607,535
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,079,155
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,078,687
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,077,814
3M Co.
1.625%, 06/15/2019	2,000,000	2,026,356

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Danaher Corp.
2.400%, 09/15/2020	$500,000	$510,448
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	511,027
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,136,952
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,014,595
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,012,465
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,038,544
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,006,184
Covidien International
3.200%, 06/15/2022	2,000,000	2,072,310
3M Co.
2.000%, 06/26/2022	1,500,000	1,488,590
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	976,830
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	980,220
Covidien International
2.950%, 06/15/2023	1,000,000	1,005,641
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,069,679
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,025,756
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,571,445
3M Co.
3.000%, 08/07/2025	2,000,000	2,094,900
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,017,977

		32,069,075

Media & Broadcasting (0.44%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,067,103
1.850%, 05/30/2019	2,000,000	2,036,506
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,082,558
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	994,987
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,059,452

		7,240,606

Mining & Metals (0.48%)
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	517,198
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	487,408

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.720%, 02/23/2019	$2,244,000	$2,272,050
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	498,442
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,000,506
Alcoa Inc.
5.870%, 02/23/2022	756,000	723,870
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	925,020
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	499,476
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	955,109

		7,879,079

Oil & Gas (2.07%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	510,323
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,037,384
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,499,673
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	907,797
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,036,792
Shell International Finance
1.900%, 08/10/2018	1,000,000	996,831
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,002,116
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,247,929
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,160,227
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,007,733
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,055,985
Total Capital International SA
2.750%, 06/19/2021	1,000,000	999,813
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,002,371
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,854,408
Shell International Finance
2.375%, 08/21/2022	1,000,000	965,766
Chevron Corp.
2.355%, 12/05/2022	1,000,000	959,717
Total Capital International SA
2.700%, 01/25/2023	1,000,000	959,024
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,873,562
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,010,395

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital Canada Ltd.
2.750%, 07/15/2023	$500,000	$478,070
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,011,028
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,046,370
2.709%, 03/06/2025	1,000,000	998,113
Shell International Finance
3.250%, 05/11/2025	1,000,000	974,040
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	487,720
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,002,096
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,028,712
Exxon Mobil Corp.
3.043%, 03/01/2026	500,000	504,215

		33,618,210

Retailers (1.82%)
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,000,000
Target Corp.
5.875%, 07/15/2016	1,300,000	1,324,886
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,027,766
Target Corp.
5.375%, 05/01/2017	1,500,000	1,575,672
6.000%, 01/15/2018	500,000	543,687
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,090,980
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,072,640
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,027,847
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,010,356
Target Corp.
2.300%, 06/26/2019	1,000,000	1,027,091
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,232,888
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,127,562
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,025,759
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,001,088
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,043,439
Home Depot Inc.
2.625%, 06/01/2022	500,000	508,503
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,044,381
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,054,056

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
2.550%, 04/11/2023	$1,000,000	$1,024,607
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,079,612
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	531,576
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,024,596
Target Corp.
3.500%, 07/01/2024	1,000,000	1,071,929
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,062,698
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,049,648
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,033,937

		29,617,204

Telecom & Telecom Equipment (0.87%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,010,760
2.300%, 03/11/2019	1,000,000	1,006,089
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,087,420
3.450%, 03/15/2021	1,000,000	1,039,357
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,987,604
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	952,981
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,932,850
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	958,720
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,077,372
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,064,797
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	526,716
2.950%, 02/28/2026	500,000	507,132

		14,151,798

Transportation (0.73%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,081,232
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,017,604
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	513,899
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,040,478
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,528,884
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,012,012

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Norfolk Southern Corp.
3.850%, 01/15/2024	$1,000,000	$1,041,779
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,054,853
Union Pacific Corp.
3.250%, 08/15/2025	500,000	523,239
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,021,318

		11,835,298

Utilities & Energy (4.08%)
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,025,220
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,050,354
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	530,565
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,597,026
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,073,668
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,072,725
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	541,498
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,084,325
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	540,332
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,076,112
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	541,458
2.300%, 09/15/2018	1,000,000	1,014,737
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,532,142
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,000,884
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	528,544
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,159,450
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	520,966
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,003,493
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,046,696
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,021,477
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,010,174
Detroit Edison Co.
2.650%, 06/15/2022	500,000	509,738

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	$1,000,000	$986,061
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,020,312
Northern States Power Co.
2.150%, 08/15/2022	500,000	494,084
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	989,488
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,010,500
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,008,258
PECO Energy Co.
2.375%, 09/15/2022	500,000	500,218
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	997,053
Tampa Electric Co.
2.600%, 09/15/2022	500,000	496,436
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	497,250
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	999,192
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,004,745
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,016,864
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,988,824
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,035,744
Pacificorp
2.950%, 06/01/2023	1,000,000	1,020,393
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,033,948
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,050,772
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,052,622
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,074,596
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,141,548
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	529,120
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,057,594
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,064,683
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,041,498
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,146,636
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,059,357

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power & Light Co.
3.250%, 06/01/2024	$1,000,000	$1,053,969
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,049,107
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,002,656
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	508,254
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,020,652
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	513,459
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,044,686
Southern California Gas Co.
3.200%, 06/15/2025	500,000	520,652
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,039,430
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,033,151
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	523,056
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,046,408
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,040,554
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,040,342
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,037,270
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,025,213

		66,298,239

Total Corporate Bonds
(cost $367,552,609)		378,676,301

Foreign Government Bonds (0.16%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,600,223

Total Foreign Government Bonds
(cost $2,498,873)		2,600,223

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Principal amount	Value
Government Agency Securities (c) (1.95%)
Agency Commercial Mortgage-Backed Securities (1.65%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,517,590
2.839%, 10/25/2022	8,742,327	9,101,732
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,295,701

		26,915,023

Agency Notes & Bonds (0.30%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,062,641
1.750%, 10/15/2018	1,500,000	1,529,427
3.875%, 02/15/2021	2,000,000	2,228,182

		4,820,250

Total Government Agency Securities
(cost $30,472,186)		31,735,273

U.S. Treasury Obligations (13.35%)
U.S. Treasury Notes
5.125%, 05/15/2016	20,000,000	20,195,520
4.625%, 02/15/2017	20,000,000	20,745,320
3.250%, 03/31/2017	5,000,000	5,135,545
3.500%, 02/15/2018	15,000,000	15,786,330
3.750%, 11/15/2018	10,000,000	10,775,000
3.125%, 05/15/2019	10,000,000	10,681,250
3.625%, 08/15/2019	10,000,000	10,879,690
3.375%, 11/15/2019	10,000,000	10,835,160
3.625%, 02/15/2020	10,000,000	10,958,980
3.500%, 05/15/2020	20,000,000	21,891,400
3.625%, 02/15/2021	10,000,000	11,126,170
2.000%, 02/28/2021	5,000,000	5,175,780
2.000%, 11/15/2021	25,000,000	25,849,600
2.500%, 08/15/2023	10,000,000	10,675,780
2.750%, 11/15/2023	10,000,000	10,855,080
2.000%, 02/15/2025	15,000,000	15,347,460

Total U.S. Treasury Obligations
(cost $205,500,468)		216,914,065

	Shares	Value
Short-term Investments (2.19%)
JPMorgan U.S. Government Money Market Fund	35,650,409	$35,650,409

Total Short-term Investments
(cost $ 35,650,409)		35,650,409

TOTAL INVESTMENTS (99.51%)
(cost $ 1,057,647,417)		1,617,228,924
OTHER ASSETS, NET OF LIABILITIES (0.49%)		7,989,075

NET ASSETS (100.00%)		$1,625,217,999

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the value of these securities amounted to $11,465,216 or 0.71% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 29, 2016

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (90.83%)
U.S. Treasury Notes
2.625%, 04/30/2016	$20,000,000	$20,075,080
1.500%, 06/30/2016	8,000,000	8,027,808
1.000%, 10/31/2016	10,000,000	10,026,170
3.000%, 02/28/2017	10,000,000	10,225,780
2.375%, 07/31/2017	10,000,000	10,228,120
1.875%, 08/31/2017	10,000,000	10,163,280
1.875%, 09/30/2017	10,000,000	10,170,700
1.875%, 10/31/2017	10,000,000	10,176,560
2.250%, 11/30/2017	10,000,000	10,250,000
2.750%, 12/31/2017	12,500,000	12,940,425
2.625%, 01/31/2018	12,000,000	12,415,308
2.750%, 02/28/2018	10,000,000	10,384,380
2.875%, 03/31/2018	10,000,000	10,422,270
2.625%, 04/30/2018	10,000,000	10,386,330
2.375%, 05/31/2018	10,000,000	10,347,660
2.375%, 06/30/2018	10,000,000	10,362,110
2.250%, 07/31/2018	10,000,000	10,341,800
1.375%, 11/30/2018	10,000,000	10,135,160
1.375%, 12/31/2018	10,000,000	10,134,770
1.250%, 01/31/2019	10,000,000	10,101,170
1.375%, 02/28/2019	10,000,000	10,130,470
1.500%, 03/31/2019	10,000,000	10,166,800
1.125%, 05/31/2019	10,000,000	10,048,050
1.250%, 10/31/2019	15,000,000	15,097,845
1.375%, 01/31/2020	10,000,000	10,096,090
1.375%, 02/29/2020	5,000,000	5,045,310
1.375%, 03/31/2020	5,000,000	5,043,555
1.125%, 04/30/2020	5,000,000	4,992,775
1.500%, 05/31/2020	5,000,000	5,066,600
1.875%, 06/30/2020	10,000,000	10,291,800
1.625%, 07/31/2020	5,000,000	5,091,015
1.375%, 08/31/2020	5,000,000	5,039,455
2.125%, 01/31/2021	10,000,000	10,411,720
2.000%, 05/31/2021	10,000,000	10,346,090
1.500%, 01/31/2022	5,000,000	5,022,655

Total U.S. Treasury Obligations
(cost $335,758,367)		339,205,111

	Shares	Value
Short-term Investments (8.76%)
JPMorgan U.S. Government Money Market Fund	32,697,957	$32,697,957

Total Short-term Investments
(cost $32,697,957)		32,697,957

TOTAL INVESTMENTS (99.59%)
(cost $368,456,324)		371,903,068
OTHER ASSETS, NET OF LIABILITIES (0.41%)		1,548,148

NET ASSETS (100.00%)		$373,451,216

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (93.74%)
Alabama (2.22%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,148,223
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,265,168
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	619,193
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	637,002
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,896
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	661,149
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,856,738
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	691,775
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,686,600
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	717,768
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,375,243
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,856,990

					15,501,745

Alaska (1.26%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,148,037
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	611,085
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	309,529
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,056,700
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	674,612
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,166,277
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,373,296
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,434,598

					8,774,134

Arizona (5.23%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	455,598
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	549,315
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,647,324
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,287,083
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	563,015
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	2,500,000	2,631,125
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,088,300
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,047,670
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	621,425
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	606,600
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	540,911
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,210,510
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,125,330
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,194,960
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	1,002,810

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	$1,255,000	$1,367,850
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,636,590
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	1,060,000	1,291,006
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,964,995
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,618,350
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,124,980
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,319,852
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	662,520
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	A+	545,000	620,406
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	863,318
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,235,340
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	474,512
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	A+	1,100,000	1,238,446
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	553,550

					36,543,691

Arkansas (3.49%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,480,795
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,382,542
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	110,849
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	687,177
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,639,420
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	372,409
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,525,179
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,037,925
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,076,280
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,412,320
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,659,795
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	440,070
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,076,770
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	558,610
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	938,303

					24,398,444

California (3.39%)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	797,047
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	830,037

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	$1,160,000	$1,224,322
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,908,990
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	874,954
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,514,370
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	912,566
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	293,600
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	278,388
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	628,837
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,260,586
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,462,999
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,726,625
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	4.875%	07/01/2027	AA	1,000,000	1,014,940
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,312,880
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,078,160
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,669,745
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,054,250
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,830,139

					23,673,435

Colorado (2.40%)
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,710,405
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	225,434
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,633,180
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,593,601
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,638,930
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,152,510
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,600,322
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,090,040
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,114,420

					16,758,842

Connecticut (1.89%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	548,970
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	581,474

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	$125,000	$133,310
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	551,760
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,956,734
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	635,220
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,561,371
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,591,742
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2023	AAA	620,000	636,070
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,064,980
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,066,140
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,887,120

					13,214,891

Florida (4.71%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,100,730
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,323
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006 (Prerefunded to 04-01-2016 @ 100) (b)	4.500%	10/01/2019	Aa2	1,915,000	1,921,300
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,594,969
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,294,921
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D (Economically Defeased to 06-01-2016 @ 101) (b)	4.375%	06/01/2021	Aa1	1,000,000	1,019,960
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	AA-	3,500,000	3,573,500
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	688,398
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,024,250
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,613,988
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,339,428
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,558,815
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	439,394
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,416,975
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	240,644
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	AA-	2,500,000	2,552,675
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	AA-	2,000,000	2,353,400
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	AA-	2,485,000	2,922,956
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,215,500
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	482,732
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,557,128
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	873,630

					32,895,616

Georgia (1.63%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	222,162
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	282,515
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,055,994
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,180,170
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,949,886
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	837,892
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,136,140

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	$1,000,000	$1,126,560
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,608,614

					11,399,933

Hawaii (0.42%)
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,272,020
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	679,570

					2,951,590

Idaho (0.15%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,057,340

Illinois (0.74%)
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,503,339
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,380,696
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,300,400

					5,184,435

Indiana (2.73%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	241,222
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	993,647
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,307,587
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	259,328
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,364,483
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	559,545
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	211,039
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,185,917
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	246,826
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	241,498
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2024	AA	1,000,000	1,015,250
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,749,830
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,332,931
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	576,715
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,115,590
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	237,648
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,625,860
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	822,105

					19,087,021

Iowa (3.11%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,276,454
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,439,654
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	277,317

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	$2,370,000	$2,470,156
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,928,662
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	518,445
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,169,075
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,512,360
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,901,078
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,110,980
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,642,619
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,205,315
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,121,580
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,129,080

					21,702,775

Kansas (2.62%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,059,330
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,090,541
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	945,598
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,710,818
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	2,010,936
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,290,340
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,214,949
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,432,676
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,069,630
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,463,380

					18,288,198

Kentucky (1.56%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,295,936
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,166,215
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.500%	11/01/2020	Aa1	1,565,000	1,607,944
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,941,749
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,608,525
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,025,790
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,226,728

					10,872,887

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.06%)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa1	$405,000	$420,009

Maine (0.55%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	106,608
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,744,248

					3,850,856

Maryland (1.20%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,272,374
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,315,737
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	AA	1,500,000	1,680,825
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,078,560

					8,347,496

Massachusetts (0.68%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,349,520
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,372,940

					4,722,460

Michigan (4.24%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	533,095
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	484,119
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,091,370
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	500,914
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,093,480
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	773,311
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	325,174
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	538,834
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,624,753
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	470,360
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	702,606
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,182,248
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	783,538
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,514,470
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,427,708

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	$2,300,000	$2,537,268
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,210,552
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,180,260
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	559,320
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,205,900
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	839,145
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	893,688
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	331,713
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	711,852
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A+	700,000	818,111
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A+	1,100,000	1,278,871

					29,612,660

Minnesota (2.03%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,287,365
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,128,200
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,872,544
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,062,240
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa2	3,860,000	4,132,477
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,664,873

					14,147,699

Mississippi (2.34%)
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A3	1,000,000	1,002,940
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	475,000	500,569
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	525,000	553,261
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	500,000	527,795
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	400,000	422,236
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	A3	1,000,000	1,127,740
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,855,125
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,508,443

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	$1,000,000	$1,095,390
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,207,810
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,567,424

					16,368,733

Missouri (2.87%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A (Prerefunded to 07-01-2017 @ 100) (b)	4.500%	01/01/2021	Aaa	1,060,000	1,116,328
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B (Prerefunded to 01-15-2017 @ 100) (b)	4.200%	01/15/2021	Aaa	530,000	547,453
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	502,654
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	670,822
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2023	NR	815,000	849,254
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,326,750
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,346,440
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	522,065
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	6,175,902
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	446,612
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,176,180
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	468,992
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	859,792

					20,009,244

Nebraska (2.30%)
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,604,610
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,472,084
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,869,426
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,321,300
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	155,897
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	207,860
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,303,262
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	302,245
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	793,634

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	$260,000	$312,590
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	848,890
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,202,955
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	676,243

					16,070,996

New Hampshire (0.49%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	406,680
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,436,514
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,588,830

					3,432,024

New Jersey (2.67%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,472,223
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,983,353
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,715,945
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,244,291
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	342,348
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	842,145
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,892,381
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	751,274
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,314,623
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	856,200
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	658,644
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	540,442
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,663,521
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,107,800
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,271,784

					18,656,974

New Mexico (2.73%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,863,405
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,686,105
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,154,760
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,707,862

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2023	AA	$2,000,000	$2,034,140
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,065,432
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,076,880
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,328,946
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	762,088
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	779,135
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	797,108
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	815,078

					19,070,939

New York (2.78%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,739,875
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	859,642
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2020	Aa3	695,000	701,769
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	428,253
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2021	Aa3	625,000	631,088
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,280,770
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,385,909
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	484,274
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,763,758
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	484,385
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,082,820
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,637,860
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,946,475

					19,426,878

North Carolina (1.59%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,066,460
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006 (Prerefunded to 07-01-2016 @ 100) (b)	4.375%	07/01/2019	Aa1	855,000	866,286
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,124,030
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aa2	545,000	564,151
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,129,100
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,090,160
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,646,900
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,100,890
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa1	1,210,000	1,341,067
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	860,496
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	322,812

					11,112,352

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	$1,000,000	$1,111,080

Ohio (3.21%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,628,190
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,230,290
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,194,375
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,458,079
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,000,000	2,002,760
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	706,068
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	545,827
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,661,059
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	914,720
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	211,510
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,382,962
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,209,780
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	270,338
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	954,000
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	239,040
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,581,668
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	399,817
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,793,760

					22,384,243

Oklahoma (1.11%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,262,620
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,765,550
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,525,659
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,164,327

					7,718,156

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (1.93%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	$1,000,000	$1,121,090
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,639,740
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,455,685
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	835,175
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	751,097
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	840,780
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,498,658
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	3,052,750
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,258,440

					13,453,415

Pennsylvania (1.87%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006 (Prerefunded to 11-15-2016 @ 100) (b)	4.375%	11/15/2021	Aaa	2,300,000	2,363,986
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,848,382
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,874,412
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,581,986
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,804,740
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,612,734

					13,086,240

Rhode Island (0.15%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2023	Aa2	1,000,000	1,059,100

South Carolina (2.11%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,059,060
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,674,959
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,908,344
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,169,767
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,000,000	1,039,340
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	866,592
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,227,496
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	372,786
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	396,973
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	403,841

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	$520,000	$566,561
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,503,051
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	574,772

					14,763,542

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	269,668

Tennessee (2.62%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,149,225
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	709,339
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,234,499
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	719,191
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	2,000,000	2,175,680
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,249,059
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	995,562
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa2	1,170,000	1,235,040
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2025	AA+	1,000,000	1,089,400
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,078,700
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	794,672
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	799,268
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	822,872
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,256,913

					18,309,420

Texas (3.53%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,138,140
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	510,095
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,117,790
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	470,000	489,275
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	400,856
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	422,176
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,768,671
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,297,720
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	1,165,000	1,249,393
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,849,765
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,827,798

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	A1	$3,000,000	$3,346,440
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,909,094
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,092,480
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,129,770
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2028	AA	1,000,000	1,041,130
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa1	1,000,000	1,088,580

					24,679,173

Utah (1.02%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	455,387
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	664,536
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.750%	06/01/2022	Aa2	2,375,000	2,500,970
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,350,506
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,145,074

					7,116,473

Virginia (2.28%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,698,674
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,158,716
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,650,000
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	5.000%	06/01/2023	Aa3	1,235,000	1,303,530
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,199,342
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	375,428
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,300,000
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	723,782
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,333,814
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,165,560

					15,908,846

Washington (5.62%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,000,000	1,011,370
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,040,564
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	15,934
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	732,068
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	674,033

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	$505,000	$612,186
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt)	5.000%	12/01/2023	A2	125,000	128,992
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt) (Prerefunded to 12-01-2016 @ 100) (b)	5.000%	12/01/2023	A2	875,000	904,479
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,130,619
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,533,120
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	620,167
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,534,920
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,092,140
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,383,358
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,229,860
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,285,300
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	548,695
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,839,175
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,219,405
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,172,913
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,158,160
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,156,754
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,080,500
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,451,792
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,649,760

					39,206,264

West Virginia (1.49%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,962,151
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,774,560
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,245,457
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,439,551

					10,421,719

Wisconsin (2.52%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	264,795
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	558,859
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,045,620

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	$175,000	$185,729
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	923,040
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	300,025
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	345,996
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,084,880
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,161,970
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,452,310
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,114,620
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,189,290
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,370,040
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,590,236

					17,587,410

Total Long-term Municipal Bonds
(cost $614,835,318)					654,629,046

				Shares	Value
Short-term Investments (5.16%)
JPMorgan Tax Free Money Market Fund				36,055,887	$36,055,887

Total Short-term Investments
(cost $36,055,887)					36,055,887

TOTAL INVESTMENTS (98.90%)
(cost $650,891,205)					690,684,933
OTHER ASSETS, NET OF LIABILITIES (1.10%)					7,648,273

NET ASSETS (100.00%)					$698,333,206

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR - Not Rated

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 29, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 29, 2016, the Municipal Bond Fund did not have any commitments for when-issued securities.

30

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

31

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 29, 2016:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,764,822,888	$—	$—	$3,764,822,888
Short-term Investments	77,745,108	—	—	77,745,108
Balanced Fund
Common Stocks (a)	951,652,653	—	—	951,652,653
Corporate Bonds (a)	—	378,676,301	—	378,676,301
Foreign Government Bonds	—	2,600,223	—	2,600,223
Agency Commercial Mortgage-Backed Securities	—	26,915,023	—	26,915,023
Agency Notes & Bonds	—	4,820,250	—	4,820,250
U.S. Treasury Obligations	—	216,914,065	—	216,914,065
Short-term Investments	35,650,409	—	—	35,650,409
Interim Fund
U.S. Treasury Obligations	—	339,205,111	—	339,205,111
Short-term Investments	32,697,957	—	—	32,697,957
Municipal Bond Fund
Long-term Municipal Bonds	—	654,629,046	—	654,629,046
Short-term Investments	36,055,887	—	—	36,055,887

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2015 or for the period ended February 29, 2016.There were no transfers of securities between Level 1 and Level 2 as of February 29, 2016 as compared to November 30, 2015.

4.	Income Taxes

As of February 29, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,653,643,692	$2,242,536,780	$(53,612,476)	$2,188,924,304
Balanced Fund	1,057,647,417	582,191,666	(22,610,159)	559,581,507
Interim Fund	368,456,324	3,483,408	(36,664)	3,446,744
Municipal Bond Fund	650,891,205	39,812,686	(18,958)	39,793,728

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

32

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date     April 26, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     April 26, 2016